Non-adjusting events after the reporting period (Details) - USD ($)	1 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Credit Facilities | Prenetics HK
Disclosure of non-adjusting events after reporting period [line items]
Aggregate credit facilities		$ 49,500,000
Announcement of plan to discontinue operation [member] | Diagnostics | UNITED KINGDOM | Goodwill Property Plant And Equipment And Intangible Assets Other Than Goodwill [Member]
Disclosure of non-adjusting events after reporting period [line items]
write-off of prepayment	$ 3,500,000
Impairment loss	$ 24,100,000